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Palmer Square Ultra-Short Duration Investment Grade Fund
PALMER SQUARE ULTRA-SHORT DURATION INVESTMENT GRADE FUND
Investment Objectives
The investment objective of the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Fund”) is to seek income.
A secondary objective of the Fund is to seek capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Palmer Square Ultra-Short Duration Investment Grade Fund Palmer Square Ultra-Short Duration Investment Grade Fund USD ($)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Palmer Square Ultra-Short Duration Investment Grade Fund Palmer Square Ultra-Short Duration Investment Grade Fund
Management fees	0.25%
Distribution (Rule 12b-1) fees	none
Other expenses	0.34%
Shareholder servicing fee	0.04%
All other expenses	0.30%
Total annual fund operating expenses	0.59%
Fees waived and/or expenses reimbursed	(0.09%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses1	0.50%
[1]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.50% of the average daily net assets of the Fund. This agreement is in effect until October 31, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
Palmer Square Ultra-Short Duration Investment Grade Fund | Palmer Square Ultra-Short Duration Investment Grade Fund | USD ($)	51	180	320	729

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities rated investment grade at time of purchase. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by Moody’s, S&P, Fitch, or another Nationally Recognized Statistical Rating Organization (“NRSRO”), determined by Palmer Square Capital Management LLC (the “Advisor”), the Fund’s advisor, to be of comparable credit quality. The types of debt securities in which the Fund may invest include, but are not limited to, (i) asset-backed securities, including collateralized loan obligations (“CLOs”) and mortgage-backed securities, (ii) corporate bonds, notes, debentures and commercial paper, (iii) securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (iv) bank loans, (v) senior secured floating rate and fixed rate loans or debt, and (vi) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt. The Fund may invest a significant portion of its assets in one or more investment types. The Fund’s investment strategy involves active and frequent trading.

The Fund’s asset-backed securities investments may be comprised of loans or leases secured by motor vehicles or other equipment, consumer receivables from sources such as credit cards or student loans, or cash flows from operating assets such as royalties and leases.

Mortgage-backed securities in which the Fund may invest include those issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“Ginnie Mae”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may also invest in commercial mortgage-backed securities (“CMBS”) and collateralized mortgage-backed securities (“CMOs”) issued or guaranteed by private entities.

The Fund’s investments will generally be U.S. dollar denominated. While the Fund may invest in securities of any maturity, the Fund will maintain an average portfolio duration under normal market conditions of less than one year. Duration is a measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates. The longer a security’s duration, the more sensitive its price will be to changes in interest rates. For example, the price of a security with a one-year duration would be expected to decrease by approximately 1% in response to a 1% increase in interest rates. Calculations of duration may be based on estimates and may not reliably predict a security’s sensitivity to changes in interest rates.

In pursuing the Fund’s investment objectives, the Advisor uses a blend of top-down analysis, which includes macro analysis, analysis of valuation metrics across credit sectors, and sector monitoring, and bottom-up analysis, which involves individual issuer and management analysis and security/transaction evaluation that seeks to identify debt securities that it believes can provide highly competitive rate yields and total return over the long term with relatively mitigated credit risk.

As part of its overall investment process, the Fund’s investments are subject to the Advisor’s environmental, social and governance (“ESG”) screening process, as described below. Generally, before the Fund invests in a corporate debt security, the Advisor analyzes the issuer’s ESG risk profile using fundamental, bottom-up research as well as independent third-party data to assess whether an issuer should be considered for investment. The Advisor’s ESG screening process is designed to largely exclude issuers that it believes are inconsistent with the goals and objectives expressed in the UN Global Compact’s Principles and Sustainable Development Goals, which may change over time. In addition, the Advisor’s ESG screening process seeks to exclude debt obligations of issuers that, together with any affiliates, are involved in and derive significant revenue (i.e., more than 50% of their revenue) from certain industries or product lines, including:

•     the speculative extraction of oil and gas (commonly referred to as exploration and production);

•     the speculative extraction of thermal coal or the generation of electricity using coal;

•     hazardous chemicals, pesticides and wastes, or ozone depleting substances;

•     endangered or protected wildlife or wildlife products, the production or trade of which is banned by applicable global conventions and agreements;

•     pornography or prostitution;

•     tobacco or tobacco-related products;

•     subprime lending or payday lending activities;

•     firearms or weapons, including controversial weapons (e.g., cluster bombs, anti-personnel mines, and chemical or biological weapons); and

•     components or services that have been specifically designed or designated for military purposes, or for the functioning of controversial weapons.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of an appropriate broad-based securities market index. Updated performance information is available at the Fund’s website, www.palmersquarefunds.com or by calling the Fund at 1-800-736-1145. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

The year-to-date return for the Fund as of September 30, 2024 was 4.54%.

Highest Calendar Quarter Return at NAV (not-annualized):	2.45%	Quarter Ended June 30, 2020
Lowest Calendar Quarter Return at NAV (not-annualized):	(1.61)%	Quarter Ended March 31, 2020

Average Annual Total Returns for the periods ended December 31, 2023
Average Annual Returns - Palmer Square Ultra-Short Duration Investment Grade Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Palmer Square Ultra-Short Duration Investment Grade Fund	Return Before Taxes	5.81%		2.01%		1.89%		Oct. 07, 2016
Palmer Square Ultra-Short Duration Investment Grade Fund | Return After Taxes on Distributions	Return After Taxes on Distributions	3.83%	[1]	1.14%	[1]	1.05%	[1]	Oct. 07, 2016	[1]
Palmer Square Ultra-Short Duration Investment Grade Fund | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.41%	[1]	1.16%	[1]	1.08%	[1]	Oct. 07, 2016	[1]
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	5.04%		1.89%		1.69%		Oct. 07, 2016
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%		1.10%		0.90%		Oct. 07, 2016
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.